Exhibit 99.30

JPM Loan ID	Loan Number	Last Name	Original Loan Amount	QM Status	ATR Status	Compliance Exceptions	Credit Exceptions	Property Valuation Exceptions	Final Rating	Final Credit Rating	Final Compliance Rating	Final Property Valuation Rating	Final Overall Grade(Moody's)	Final Credit Grade (Moody's)	Final Property Valuation Grade (Moody's)	Final Compliance Grade (Moody's)	Final Overall Grade (DBRS)	Final Credit Grade (DBRS)	Final Property Valuation Grade (DBRS)	Final Compliance Grade (DBRS)	Final Overall Grade (S&P)	Final Credit Grade (S&P)	Final Property Valuation Grade (S&P)	Final Compliance Grade (S&P)	Final Overall Grade (Fitch)	Final Credit Grade (Fitch)	Final Property Valuation Grade (Fitch)	Final Compliance Grade (Fitch)	Final Overall Loan Grade (Morningstar)	Final Credit Grade (Morningstar)	Final Property Valuation Grade (Morningstar)	Final Compliance Grade(Morningstar)
300865357	XXXXX	XXXXXX	XXXXXX	QM-Safe Harbor	ATR Compliant
(Clear) TRID - Initial LE Delivery Date (from application)-

There is no evidence of a loan application date provided in the loan file. Unable to determine if the initial Loan Estimate issued on 04/06/2018 was disclosed within 3 business days of the application date.

Response 1 (05/21/2018 5:24PM)
The provided documentation is sufficient to cure the finding. (Resolved)

(Clear) Disclosures Federal-

The following disclosures provided in the loan file were not disclosed within 3 business days of the application date: Service Provider List, Homeownership Counseling Organization's List

Response 1 (05/21/2018 5:25PM)
The provided documentation is sufficient to cure the finding. (Resolved)

(Clear) TRID CD - Section B incorrect payee-

 The loan contains a fee or fees where 'compensation to' reflects either 'Lender or Broker' under Section B- Services Borrower Did Not Shop For of the revised CD issued on 05/08/2018. However, this fee should not be retained by the lender or broker. Per regulation 1026.38(f)(2), the name of the person/company ultimately receiving payment for service should be listed. The payee of the ax Service Fee is incorrect. The Payee is XXXX. Rebuttal response is not required.

(Clear) VVOE required-

The loan file did not contain VVOEs for the borrower's employment, the borrower's self-employment, or either of the co-borrower's employers as required.

Response 1 (05/23/2018 9:25AM)
VVOE for Borrower's 1065 self-employment and VVOE for Co-Borrower's employment with XXX DBA XXX is still missing. (Upheld)

Response 2 (05/24/2018 11:45AM)
Third Party Confirmation of Borrower's 1065 self-employment within 30 calendar days of note and VVOE within 10 business days of note for Co-Borrower's employment with XXX DBA XXX is still missing. (Upheld)

Response 3 (06/05/2018 1:18PM)
 Documentation received is sufficient. (Resolved)
								(Clear) Value is supported within 5% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 5% and all applicable appraisal guidelines were satisfied. An SVR provided in the Loan file added support to the Original Value and was noted that All four are within .40 mile radius. All sales are within eight months of appraisal date. Unadjusted sales and list prices range from XXX to XXX.	2	1	2	1	B	A	A	B	B	A	A	B	B	CA	VA	RB	B	A	A	B	B	A	A	B
300865354	XXXXX	XXXXXX	XXXXXX	QM-Safe Harbor	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) Miscellaneous- The loan file did not contain an XX Loan Submission Form as required. Response 1 (06/09/2018 3:48PM) Documentation received is sufficient. (Resolved)
(Clear) Value is supported within 5% of original value and all applicable appraisal guidelines were found to be acceptable-

 The appraised value was supported within 5% and all applicable appraisal guidelines were satisfied. All three comps are within 4.53 mile radius. All sales are within nine months of appraisal date. Unadjusted sales and/or list prices range from XXX to XXX. Sales differ from the subject and varied in attributes, however, after all factors were considered they appeared reasonable despite the wide range. After the appraisal and additional market data were reviewed, the subject’s appraised value appears reasonable for a home in this area with its attributes.
									1	1	1	1	A	A	A	A	A	A	A	A	A	CA	VA	RA	A	A	A	A	A	A	A	A
300865352	XXXXX	XXXXXX	XXXXXX	QM-Safe Harbor	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) Miscellaneous- The loan file contained a copy of the XX Loan Submission Form as required; however, the form was blank; therefore did not meet the lender requirement. Response 1 (06/25/2018 12:36PM) Documentation received is sufficient. (Resolved)
(Clear) Value is supported within 5% of original value and all applicable appraisal guidelines were found to be acceptable-

 The appraised value was supported within 5% and all applicable appraisal guidelines were satisfied. The client supplied appraisal has a value of XXX as of XXX. All four comps (3 sold and 1 listing) are within 2.94 mile radius. All sales are within twelve months of appraisal date. Unadjusted sales and/or list prices range from XXX to XXX. Sales differ from the subject and varied in attributes, however, after all factors were considered they appeared reasonable. After the appraisal and additional market data were reviewed, the subject’s appraised value appears supported.
									1	1	1	1	A	A	A	A	A	A	A	A	A	CA	VA	RA	A	A	A	A	A	A	A	A